Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	The unaudited condensed consolidated financial statements reflect the activities of the following subsidiaries. All material intercompany transactions and balances have been eliminated.
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Sky (1)	Hong Kong	100%
Modern Pleasure (2)	Hong Kong	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%
DMCC	United Arab Emirates	100%
Model Queen Limited	Hong Kong	100%
Color Star Hainan	PRC	100%
(1)	Disposed on February 3, 2023

(2)	Dissolved on December 16, 2022

Schedule of Information of Revenues	Information of revenues is as follows:
	For the Six Months Ended December 31,
	2023	2022
	(Unaudited)	(Unaudited)
Concerts and entertainment events	$952,642	$-
Construction management consulting services	107,800	-
Total revenue	$1,060,442	$-

Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:
Useful life
Office equipment	5 years